April 23, 2012

Securities and Exchange Commission

450 5 Street, N.W.

Washington, DC 20549

Re: Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 for The Guardian Separate Account R of The Guardian Insurance & Annuity Company, Inc.

(File Nos. 333-153839 and 811-21438)

Dear Sir or Madam:

On behalf of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) and its separate account, The Guardian Separate Account R (the “Account”), transmitted herewith for filing is the Account’s Post-Effective Amendment No. 17 (the “Amendment”) to the Registration Statement on Form N-4 under the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940.

I have responded to the comments made by the Staff to Post-Effective Amendment No. 16 which was filed on March 1, 2012, pursuant to Rule 485(a). The responses to the Staff comments were filed as correspondence with the Commission on April 10, 2012. This Amendment incorporates the responses to the Staff comments. This Amendment also includes all exhibits, financial statements, nonmaterial editorial and stylistic changes and other required disclosure that was not included in Post-Effective Amendment No. 16.

As counsel to the Account, I represent that the Amendment is being filed solely for the reasons described above, and further represent that the Amendment does not contain any disclosure that would render it ineligible to become effective under Rule 485(b) under the 1933 Act.

Please call the undersigned at (212) 598-7177 with any comments or questions concerning this filing.

Very truly yours,

/s/ Stephanie Susens

Stephanie Susens

Second Vice President

and Counsel